Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of profit (loss) before the provision for income taxes
	Year Ended December 31,
	2021	2022	2023
	(in thousands)

Israel	(83,028)	(170,138)	(120,835)
Foreign	8,800	(31,279)	(10,961)

Total	(74,228)	(201,417)	(131,797)

Schedule of provision for income taxes
	Year Ended December 31,
	2021	2022	2023
	(in thousands)

Current:
Israel	$-	$-	$-
Foreign	$795	$1,512	$2,059

Total current income tax expense	$795	$1,512	$2,059

Deferred:
Israel	-	-	-
Foreign	(90)	(7,524)	(51)

Total deferred income tax (benefit) expense	(90)	(7,524)	(51)

Total provision for income taxes	$705	$(6,012)	$2,008

Schedule of effective income tax rate reconciliation
	Year Ended December 31,
	2021	2022	2023
	(in thousands)

Theoretical income tax expense (benefit)	(17,072)	$(46,326)	$(30,313)
Change in valuation allowance	26,822	43,134	28,471
Return to provision true ups	(2,490)	395	884
Foreign tax rate differentials	(76)	311	352
Shared Based Compensations non-deductible (taxable)	(8,148)	(929)	2,402
Non-deductible expenses	1,517	820	512
Tax rate change impact	-	(1,883)	(139)
Foreign exchange impact	273	874	(430)
State Taxes	63	(316)	170
Valuation allowance on acquisition balances	-	(3,482)	-
R&D credits	-	-	(208)
Other	(184)	1,390	307

Total	$705	$(6,012)	$2,008

Schedule of deferred tax assets and liabilities
	December 31,
	2022	2023
	(in thousands)

Deferred tax assets:
Net operating loss carryforwards *)	75,766	88,395
Research and development expenses	9,186	21,056
Leasing liabilities	4,588	5,350
Accruals and reserves	848	460
Share-based compensation	7,758	8,902
Deferred IPO costs	346	-
R&D tax credits	351	351
Bad debt	157	149
Unrealized Losses from marketable securities	482	-
Gross deferred tax assets	99,482	124,663
Valuation allowance	(79,211)	(107,682)
Total deferred tax assets	20,271	16,981

Deferred tax liabilities:
Deferred contract acquisition costs	391	570
Leasing assets	4,570	4,944
Property and equipment	42	171
Intangibles	21,577	17,790
Other	78	13
Gross deferred tax liabilities	26,658	23,488

Deferred taxes assets (liabilities),net	(6,387)	(6,507)

*) Refer to note 8g.

Schedule of unrecognized tax benefits
	December 31,
	2022	2023
	(in thousands)

Beginning balance	19,389	53,670
Increases related to tax positions taken during the current year *)	34,281	-
Decrease related to tax positions taken during the current year	-	(53,670)
Ending balance	53,670	-

*) As of December 31, 2022 unrecognized tax benefit in amount of $53.7 million was related to Net operating loss carryforwards for which the Company has recognized valuation allowance.